STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIENCY) (Parenthetical) (USD $)	0 Months Ended					1 Months Ended							12 Months Ended
	Aug. 29, 2012	Aug. 08, 2012	May 24, 2012	May 16, 2012	Apr. 17, 2012	Dec. 31, 2013	Oct. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	May 31, 2013	Oct. 31, 2011	Feb. 28, 2011	Dec. 31, 2012	May 31, 2012	May 22, 2012
CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (DEFICIENCY) [Abstract]
Issuance expenses	$ 289,000	$ 2,514,000	$ 643,000	$ 278,000	$ 149,000	$ 34,000	$ 24,000	$ 300	$ 11,000	$ 144,000	$ 70,000	$ 541,000	$ 96,000
Sale of shares, price per share	$ 5	$ 5	$ 11.5	$ 3.5	$ 2.55	$ 3.40	$ 3.28	$ 3.40	$ 3.99	$ 4.21				$ 11.50	$ 3.50